Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net profit/(loss)	¥ (18,292)	$ (2,803)	¥ 14,968		¥ 2,928
Less: Net profit/(loss) attributable to non-controlling interests | ¥			66		(224)
Net profit/(loss) attributable to common shares and redeemable preferred shares	(18,292)	(2,803)	14,902		3,152
Redeemable Preferred Shares redemption value accretion	(4,274)	(655)	(32,854)		(29,118)
Allocation to redeemable preferred shareholders	1,074	165	(7,431)		(1,558)
Net loss attributable to common shareholders-Basic and diluted	¥ (21,492)	$ (3,293)	¥ (25,383)		¥ (27,524)
Denominator:
Denominator for basic loss per share weighted-average common shares outstanding	963,817,614	963,817,614	452,445,068		445,272,000
Denominator for diluted loss per share weighted-average common shares outstanding	963,817,614	963,817,614	452,445,068		445,272,000
Basic and diluted loss per share | (per share)	¥ (0.02)		¥ (0.06)	$ 0.00	¥ (0.06)